Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 7.80%
ACM Auto Trust Series 2022-1A Class C 144A	5.48%	4-20-2029	$775,000	$ 758,942
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	172,434	162,352
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	522,414	477,649
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75	10-25-2061	866,357	756,236
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	985,000	834,211
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,053,675	805,890
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	67,898	64,363
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	1,320,000	1,250,307
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	268,478
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	339,500	299,410
Dryden Senior Loan Fund Series 2017-50A Class C (3 Month LIBOR +2.25%) 144A±	6.33	7-15-2030	1,000,000	953,952
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	1,000,000	968,441
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	725,000	662,933
Pagaya AI Debt Selection Trust Series 2021-3 Class B 144A	1.74	5-15-2029	999,946	913,150
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	267,639
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	285,035
Taco Bell Funding LLC Series 2016-1A Class A23 144A	4.97	5-25-2046	1,417,500	1,359,615
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	782,100	660,892
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	213,404	210,404
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	356,400	301,187
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	691,250	556,372
Total Asset-backed securities (Cost $14,192,207)				12,817,458
Corporate bonds and notes: 20.51%
Communication services: 1.78%
Diversified telecommunication services: 0.05%
Cablevision Lightpath LLC 144A	5.63	9-15-2028	100,000	74,293
Media: 1.73%
CCO Holdings LLC 144A	4.25	1-15-2034	500,000	369,023
CSC Holdings LLC 144A	4.63	12-1-2030	500,000	276,317
DISH DBS Corporation 144A	5.75	12-1-2028	100,000	79,813
DISH Network Corporation 144A	11.75	11-15-2027	200,000	205,980
Gray Escrow II Incorporated 144A	5.38	11-15-2031	800,000	576,520
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	137,604
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	144,782
QVC Incorporated	4.38	9-1-2028	190,000	113,525
Salem Media Group Incorporated 144A	6.75	6-1-2024	40,000	38,800
Scripps Escrow II Incorporated 144A«	5.38	1-15-2031	545,000	436,822
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  1

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow II Incorporated 144A	5.88%	7-15-2027	$125,000	$ 111,563
Townsquare Media Incorporated 144A	6.88	2-1-2026	400,000	355,001
				2,845,750
Consumer discretionary: 2.33%
Auto components: 0.32%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	526,014
Diversified consumer services: 0.04%
Howard University	5.21	10-1-2052	90,000	69,837
Hotels, restaurants & leisure: 1.06%
Carnival Corporation 144A«	10.50	6-1-2030	500,000	406,725
International Game Technology 144A	3.50	6-15-2026	350,000	355,716
Royal Caribbean Cruises Limited	4.25	6-15-2023	500,000	496,126
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	125,000	105,156
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	95,000	75,814
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	300,000	301,269
				1,740,806
Specialty retail: 0.91%
GAP Incorporated 144A	3.88	10-1-2031	1,000,000	697,615
Michaels Companies Incorporated 144A	7.88	5-1-2029	210,000	140,315
NMG Holding Company Incorporated 144A	7.13	4-1-2026	500,000	468,634
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	230,000	186,058
				1,492,622
Energy: 2.02%
Energy equipment & services: 0.72%
Bristow Group Incorporated 144A	6.88	3-1-2028	500,000	460,167
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	48,954
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	47,441
Oceaneering International Incorporated	6.00	2-1-2028	400,000	368,427
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	268,990
				1,193,979
Oil, gas & consumable fuels: 1.30%
Aethon United 144A	8.25	2-15-2026	500,000	495,973
Buckeye Partners LP	5.85	11-15-2043	100,000	74,508
Encino Acquisition Partners Company 144A	8.50	5-1-2028	425,000	388,446
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	87,150
EnLink Midstream Partners LP	5.38	6-1-2029	220,000	203,561
Occidental Petroleum Corporation	6.45	9-15-2036	420,000	428,400
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	340,000	285,459
Southwestern Energy Company	4.75	2-1-2032	100,000	85,459
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	95,000	82,149
				2,131,105
Financials: 6.73%
Banks: 1.58%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,000,000	876,116
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30%	12-29-2049	$265,000	$ 263,032
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.42%) ʊ±	3.88	2-18-2026	425,000	362,313
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-1-2025	500,000	440,625
JPMorgan Chase & Company (3 Month LIBOR +3.25%) «±	5.15	12-29-2049	350,000	341,688
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	97,810
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	216,124
				2,597,708
Capital markets: 2.32%
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-1-2025	750,000	733,500
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	750,000	581,932
Goldman Sachs Group Incorporated (5 Year Treasury Constant Maturity +2.97%) ʊ±	3.80	5-10-2026	550,000	448,086
Morgan Stanley (U.S. SOFR +1.29%) ±	2.94	1-21-2033	1,500,000	1,213,467
Owl Rock Capital Corporation	2.63	1-15-2027	1,000,000	824,931
				3,801,916
Consumer finance: 0.77%
FirstCash Incorporated 144A	5.63	1-1-2030	95,000	84,556
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	163,006
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	249,025
General Motors Financial Company (5 Year Treasury Constant Maturity +5.00%) ʊ±	5.70	9-30-2030	500,000	423,187
Navient Corporation	5.00	3-15-2027	70,000	61,279
Navient Corporation	5.63	8-1-2033	100,000	71,239
PRA Group Incorporated 144A	5.00	10-1-2029	265,000	218,625
				1,270,917
Insurance: 1.59%
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	500,000	425,541
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	163,204
Maple Grove Funding Trust 144A	4.16	8-15-2051	900,000	603,113
MetLife Incorporated	6.40	12-15-2066	1,200,000	1,160,520
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	45,000	32,019
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.04%) ±	3.70	10-1-2050	270,000	227,850
				2,612,247
Mortgage REITs: 0.16%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	300,000	262,523
Thrifts & mortgage finance: 0.31%
Enact Holdings Incorporated 144A	6.50	8-15-2025	400,000	392,544
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	120,000	112,745
				505,289
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  3

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.57%
Health care providers & services: 0.57%
Air Methods Corporation 144A	8.00%	5-15-2025	$75,000	$ 3,750
DaVita Incorporated 144A	3.75	2-15-2031	1,000,000	746,350
Select Medical Corporation 144A	6.25	8-15-2026	205,000	194,920
				945,020
Industrials: 2.74%
Aerospace & defense: 0.16%
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	250,000	263,175
Airlines: 0.93%
Delta Air Lines Incorporated 144A	4.75	10-20-2028	150,000	140,996
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	425,407	416,999
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	675,044	671,130
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	300,000	300,966
				1,530,091
Commercial services & supplies: 0.86%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	650,000	471,744
CoreCivic Incorporated «	8.25	4-15-2026	910,000	933,205
				1,404,949
Industrial conglomerates: 0.60%
General Electric Company (3 Month LIBOR +3.33%) ±	8.10	12-29-2049	1,000,000	982,443
Machinery: 0.05%
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	95,000	84,316
Trading companies & distributors: 0.05%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	100,000	85,311
Transportation infrastructure: 0.09%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	147,699
Information technology: 0.92%
Communications equipment: 0.09%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	135,840
IT services: 0.08%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	135,000	134,477
Software: 0.75%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	105,000	81,911
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	290,000	192,854
Oracle Corporation	2.88	3-25-2031	190,000	157,534
Oracle Corporation	6.90	11-9-2052	750,000	802,368
				1,234,667
Materials: 0.55%
Chemicals: 0.39%
Westlake Chemical Corporation	1.63	7-17-2029	750,000	647,825
See accompanying consolidated notes to portfolio of investments

4  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Containers & packaging: 0.16%
Clydesdale Acquisition Holdings Incorporated 144A	8.75%	4-15-2030		$300,000	$ 256,791
Real estate: 1.13%
Equity REITs: 1.13%
Brandywine Operating Partnership Series 3	7.55	3-15-2028		185,000	181,426
EPR Properties	3.75	8-15-2029		500,000	391,476
GLP Capital LP	4.00	1-15-2031		1,000,000	857,800
Simon Property Group LP	3.80	7-15-2050		120,000	87,126
WEA Finance LLC 144A	4.75	9-17-2044		500,000	345,721
					1,863,549
Utilities: 1.74%
Electric utilities: 1.53%
Duke Energy Corporation	3.10	6-15-2028		200,000	200,307
Duke Energy Corporation	3.85	6-15-2034		400,000	395,609
NRG Energy Incorporated 144A	4.45	6-15-2029		1,500,000	1,326,522
Oglethorpe Power Corporation	4.25	4-1-2046		400,000	292,878
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051		330,000	300,300
					2,515,616
Independent power & renewable electricity producers: 0.21%
NSG Holdings LLC 144A«	7.75	12-15-2025		25,430	24,603
TerraForm Power Operating LLC 144A	4.75	1-15-2030		369,000	321,029
					345,632
Total Corporate bonds and notes (Cost $38,129,986)					33,702,407
Foreign corporate bonds and notes : 6.50%
Communication services: 0.69%
Media: 0.69%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	5-27-2026	EUR	575,000	488,468
Tele Columbus AG 144A	3.88	5-2-2025	EUR	510,000	408,840
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	230,478
					1,127,786
Consumer discretionary: 0.75%
Auto components: 0.44%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	725,876
Automobiles: 0.31%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	514,993
Consumer staples: 1.33%
Food & staples retailing: 0.70%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	285,168
Iceland Bondco plc 144A	4.38	5-15-2028	GBP	1,000,000	864,399
					1,149,567
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  5

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food products: 0.23%
Sigma Holdings Company BV 144A	5.75%	5-15-2026	EUR	500,000	$ 382,686
Tobacco: 0.40%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	651,555
Energy: 0.45%
Oil, gas & consumable fuels: 0.45%
Eni SpA	1.13	9-19-2028	EUR	800,000	732,064
Financials: 2.01%
Banks: 1.23%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ±	4.75	9-22-2027	EUR	500,000	453,592
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	216,257
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.50%) ±	5.75	6-28-2028	EUR	400,000	426,073
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	600,000	614,651
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +1.60%) ±	1.38	6-17-2033	EUR	400,000	301,950
					2,012,523
Capital markets: 0.32%
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	533,418
Consumer finance: 0.24%
Cellnex Finance Company SA	2.00	9-15-2032	EUR	500,000	396,453
Thrifts & mortgage finance: 0.22%
Deutsche Pfandbriefbank AG (EURIBOR ICE Swap Rate 11:00am +2.75%) ±	4.68	6-28-2027	EUR	400,000	364,274
Industrials: 0.62%
Commercial services & supplies: 0.24%
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	391,578
Containers & packaging: 0.25%
Can-Pack SA 144A	2.38	11-1-2027	EUR	500,000	420,044
Electrical equipment: 0.13%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	200,000	208,041
Real estate: 0.65%
Equity REITs: 0.49%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	500,000	449,589
Unibail-Rodamco-Westfield SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%) ʊ±	2.13	7-25-2023	EUR	400,000	361,675
					811,264
Real estate management & development: 0.16%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	251,000	257,591
Total Foreign corporate bonds and notes (Cost $13,498,552)					10,679,713
See accompanying consolidated notes to portfolio of investments

6  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds : 3.79%
Brazil ¤	0.00%	1-1-2024	BRL	7,000,000	$ 1,170,035
Brazil ¤	0.00	7-1-2024	BRL	8,000,000	1,263,331
Chile	4.50	3-1-2026	CLP	1,045,000,000	1,196,838
Germany	1.70	8-15-2032	EUR	1,600,000	1,596,597
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	874,540
Russia (Acquired 3-13-2020, cost $270,927) †>	6.50	2-28-2024	RUB	35,000,000	128,136
Total Foreign government bonds (Cost $7,040,982)					6,229,477

	Shares
Investment companies: 1.85%
Exchange-traded funds: 1.85%
Invesco Taxable Municipal Bond ETF «	30,600	786,726
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	92,700	2,246,121
Total Investment companies (Cost $3,787,175)		3,032,847

			Principal
Loans: 2.19%
Communication services: 0.55%
Media: 0.55%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	4.39	4-30-2025	$478,589	475,373
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	9.38	8-2-2027	355,000	344,868
Gray Television Incorporated (3 Month LIBOR +2.50%) ±	4.12	1-2-2026	84,964	82,545
				902,786
Energy: 0.46%
Oil, gas & consumable fuels: 0.46%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	7.53	4-14-2028	364,033	358,937
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028	394,558	390,529
				749,466
Financials: 0.03%
Insurance: 0.03%
Asurion LLC (1 Month LIBOR +5.25%) ±	9.63	1-31-2028	75,000	58,187
Health care: 0.08%
Health care equipment & supplies: 0.08%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.05	8-31-2026	139,020	137,093
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  7

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.02%
Airlines: 0.54%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) 144A±	8.99%	4-20-2028	$266,000	$ 264,545
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	607,500	624,054
				888,599
Commercial services & supplies: 0.32%
The Geo Group Incorporated (U.S. SOFR 1 Month +7.13%) ±	11.45	3-23-2027	515,705	515,385
Machinery: 0.16%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	87,784	84,328
Werner FinCo LP (3 Month LIBOR +4.00%) ±	8.73	7-24-2024	203,385	182,369
				266,697
Information technology: 0.05%
Software: 0.05%
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	4.73	9-1-2028	98,997	84,148
Total Loans (Cost $3,649,520)				3,602,361
Municipal obligations: 0.08%
Illinois: 0.03%
GO revenue: 0.03%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	5,000	5,000
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	40,000	39,501
				44,501
Kansas: 0.01%
Health revenue: 0.01%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	25,000	23,247
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	65,000	64,719
Total Municipal obligations (Cost $134,409)				132,467
Non-agency mortgage-backed securities: 16.37%
Achieve Mortgage Series 2022-HE1 Class A 144A±±	7.00	10-25-2037	651,330	647,253
Affirm Incorporated Series 2021-B Class A 144A	1.03	8-17-2026	1,010,000	957,895
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	694,333	599,987
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	6.35	9-20-2029	1,000,000	959,276
See accompanying consolidated notes to portfolio of investments

8  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	7.18%	4-15-2031	$500,000	$ 468,403
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.56	6-5-2030	150,000	128,242
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	699,713	627,314
Brightspire Capital Incorporated Series 2021-FL1 Class A (1 Month LIBOR +1.15%) 144A±	5.49	8-19-2038	1,065,000	1,026,833
BX Trust Series 2019-11 Class D 144A±±	3.94	12-9-2041	500,000	398,458
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	6.21	10-15-2036	550,000	508,621
BX Trust Series 2022 Class C 144A	6.79	10-13-2027	750,000	730,966
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	7.59	4-20-2034	1,000,000	870,523
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	5.84	7-20-2031	750,000	721,468
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	1,000,000	913,804
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	364,980
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	5.59	4-18-2031	1,000,000	964,750
Colt Funding LLC Series 2022-7 Class A1 144Aøø	5.16	4-25-2067	474,485	465,960
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	163,045	159,661
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.50	12-25-2049	400,000	390,643
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	6.89	1-25-2030	260,640	246,874
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	6.13	11-16-2036	1,000,000	936,208
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	5.72	11-15-2032	1,600,000	1,547,737
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR +2.75%) 144A±	6.81	7-1-2024	595,000	595,087
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.46	5-25-2067	1,130,000	930,704
Jonah Energy LLC Series 2022-1 Class A1 144A	7.20	12-10-2037	671,300	665,887
JPMorgan Chase & Company Series 2017-6 Class B 144A±±	3.78	12-25-2048	446,253	319,160
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,555,563	1,440,036
Madison Park Funding Limited Series 2018-29A Class B (3 Month LIBOR +1.75%) 144A±	5.94	10-18-2030	700,000	673,552
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	5.77	11-15-2038	1,000,000	952,351
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class C (1 Month LIBOR +2.05%) 144A±	6.39	10-16-2036	1,000,000	919,143
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.18	2-19-2037	1,000,000	958,306
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	1,000,000	786,998
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	104,033	89,757
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  9

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	5.54%	10-18-2029	$250,000	$ 241,116
Octane Receivables Trust Series 2020-1A Class B 144A	1.98	6-20-2025	765,000	739,591
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	265,835	263,732
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059	169,724	164,130
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	700,000	365,223
TRK Toorak Mortgage Corporation Series 2021-INV2 Class A2 144A±±	2.12	11-25-2056	873,625	711,906
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	99,409	82,550
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29	11-25-2066	1,220,249	1,015,732
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	398,934	345,382
Total Non-agency mortgage-backed securities (Cost $29,241,425)				26,896,199
U.S. Treasury securities: 21.69%
U.S. Treasury Bond	2.00	8-15-2051	45,000	29,464
U.S. Treasury Bond	2.25	2-15-2052	2,985,000	2,075,739
U.S. Treasury Bond	3.00	2-15-2049	150,000	123,527
U.S. Treasury Bond	3.00	8-15-2052	985,000	811,548
U.S. Treasury Note	1.75	1-31-2023	3,000,000	2,994,593
U.S. Treasury Note	2.50	5-31-2024	9,965,000	9,667,996
U.S. Treasury Note	2.75	5-15-2025	5,000,000	4,821,484
U.S. Treasury Note	2.75	4-30-2027	4,245,000	4,022,801
U.S. Treasury Note	2.75	8-15-2032	5,440,000	4,953,800
U.S. Treasury Note	3.13	8-31-2027	1,935,000	1,861,077
U.S. Treasury Note	3.25	5-15-2042	565,000	495,346
U.S. Treasury Note	3.88	11-30-2027	185,000	183,988
U.S. Treasury Note	4.13	10-31-2027	240,000	240,881
U.S. Treasury Note	4.13	11-15-2032	3,290,000	3,357,342
Total U.S. Treasury securities (Cost $36,851,199)				35,639,586
Yankee corporate bonds and notes: 9.47%
Consumer discretionary: 0.19%
Internet & direct marketing retail: 0.19%
Prosus NV 144A	4.03	8-3-2050	500,000	311,913
Consumer staples: 0.53%
Beverages: 0.53%
Coca-Cola Icecek AS 144A	4.50	1-20-2029	1,000,000	869,076
Energy: 1.06%
Oil, gas & consumable fuels: 1.06%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	325,000	284,375
Comision Federal de Electricidad SA de CV 144A	3.35	2-9-2031	200,000	156,106
See accompanying consolidated notes to portfolio of investments

10  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Enbridge Incorporated (5 Year Treasury Constant Maturity +5.31%) ±	5.75%	7-15-2080	$1,000,000	$ 904,218
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	220,000	208,357
Petroleos Mexicanos	6.70	2-16-2032	250,000	196,312
				1,749,368
Financials: 6.42%
Banks: 4.18%
African Export Import Bank 144A	3.80	5-17-2031	200,000	165,360
Banco de Bogota SA 144A	6.25	5-12-2026	400,000	392,036
Banco do Brasil SA 144A	4.88	1-11-2029	375,000	349,623
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	750,000	668,284
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-29-2049	1,000,000	1,012,400
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	275,000	229,850
HSBC Holdings plc (3 Month LIBOR +1.61%) ±	3.97	5-22-2030	590,000	516,418
HSBC Holdings plc (U.S. SOFR +2.87%) ±	5.40	8-11-2033	390,000	361,149
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	610,235
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	773,112
NatWest Group plc (5 Year Treasury Constant Maturity +5.63%) ʊ±	6.00	12-29-2025	400,000	369,379
Societe Generale SA (1 Year Treasury Constant Maturity +3.20%) 144A±	6.22	6-15-2033	1,000,000	935,285
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	600,000	487,469
				6,870,600
Capital markets: 1.53%
CI Financial Corporation	4.10	6-15-2051	780,000	459,707
Credit Suisse Group AG (U.S. SOFR +5.02%) 144A±	9.02	11-15-2033	500,000	511,934
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31	2-2-2027	250,000	199,671
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	275,000	178,937
MacQuarie Group Limited (U.S. SOFR +2.21%) 144A«±	5.11	8-9-2026	1,000,000	995,797
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144Aʊ±	4.88	2-12-2027	200,000	169,500
				2,515,546
Consumer finance: 0.01%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	600,000	15,000
Diversified financial services: 0.25%
Castlelake Aviation Finance 144A	5.00	4-15-2027	105,000	91,367
Doric Nimrod Air Alpha Pass-Through Trust Certificates Series 2013-1 Class A 144A	5.25	5-30-2025	317,505	315,088
				406,455
Insurance: 0.45%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	800,000	736,592
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  11

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.12%
Pharmaceuticals: 0.12%
Bausch Health Companies Incorporated 144A	5.25%	1-30-2030	$400,000	$ 191,864
Industrials: 0.76%
Airlines: 0.56%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	500,000	507,566
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	520,000	416,949
				924,515
Trading companies & distributors: 0.20%
Fly Leasing Limited 144A	7.00	10-15-2024	420,000	327,607
Materials: 0.16%
Chemicals: 0.16%
Yara International 144A	7.38	11-14-2032	250,000	260,798
Utilities: 0.23%
Electric utilities: 0.23%
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	500,000	378,183
Total Yankee corporate bonds and notes (Cost $18,127,620)				15,557,517
Yankee government bonds: 1.87%
Commonwealth of Bahamas 144A	6.00	11-21-2028	785,000	599,131
Dominican Republic 144A	4.50	1-30-2030	200,000	170,264
Dominican Republic 144A	4.88	9-23-2032	200,000	166,012
Dominican Republic 144A	5.50	2-22-2029	200,000	184,022
Government of Bermuda 144A	5.00	7-15-2032	200,000	198,631
Mongolia Government	5.63	5-1-2023	200,000	192,080
Nota Do Tesouro Nacional	10.00	1-1-2027	3,100,000	539,677
Provincia de Cordoba 144Aøø	6.88	12-10-2025	254,472	205,168
Provincia de Cordoba (PIK at 6.88%) 144A¥	6.88	2-1-2029	557,619	339,236
Provincia de Santa Fe	7.00	3-23-2023	175,000	167,853
Sultanate of Oman 144A	6.25	1-25-2031	300,000	301,652
Total Yankee government bonds (Cost $3,411,614)				3,063,726

		Yield	Shares
Short-term investments: 6.55%
Investment companies: 6.55%
Allspring Government Money Market Fund Select Class ♠∞*		4.09	7,894,544	7,894,544
Securities Lending Cash Investments LLC ♠∩∞		4.36	2,863,548	2,863,548
Total Short-term investments (Cost $10,758,092)				10,758,092
Total investments in securities (Cost $178,822,781)	98.67%			162,111,850
Other assets and liabilities, net	1.33			2,178,875
Total net assets	100.00%			$164,290,725

See accompanying consolidated notes to portfolio of investments

12  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $128,136 (original aggregate cost of $270,927), representing 0.08% of its net assets as of period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated subsidiary.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,279,572	$17,768,549	$(19,153,577)	$0	$0	$ 7,894,544	7,894,544	$74,068
Securities Lending Cash Investments LLC	769,598	8,582,152	(6,488,202)	0	0	2,863,548	2,863,548	16,869#
				$0	$0	$10,758,092		$90,937

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
13,022,390 USD	12,224,398 EUR	Citibank National Association	3-31-2023	$0	$(141,262)
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  13

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,188,467 USD	975,000 GBP	Citibank National Association	3-31-2023	$7,227	$0
526,727 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	1-5-2023	16,053	0
7,950,000,000 IDR	511,303 USD	Morgan Stanley Incorporated	1-5-2023	0	(629)
510,391 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	3-31-2023	276	0
				$23,556	$(141,891)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	63	3-22-2023	$7,116,134	$7,074,703	$0	$(41,431)
2-Year U.S. Treasury Notes	23	3-31-2023	4,711,983	4,716,797	4,814	0
5-Year U.S. Treasury Notes	228	3-31-2023	24,651,344	24,607,969	0	(43,375)
Short
Euro-Bund	(38)	3-8-2023	(5,746,394)	(5,407,204)	339,190	0
10-Year U.S. Ultra Treasury Notes	(44)	3-22-2023	(5,269,938)	(5,204,375)	65,563	0
					$409,567	$(84,806)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell protection
Markit CDX Emerging Markets Index *	1.00%	Quarterly	6-20-2026	940,000	$(29,762)	$(18,555)	$0	$(11,207)
Markit iTraxx Europe Crossover *	5.00	Quarterly	6-20-2026	3,000,000	95,373	304,881	0	(209,508)
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	12,000,000	(143,762)	(31,352)	0	(112,410)
							$0	$(333,125)

*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated subsidiary.
See accompanying consolidated notes to portfolio of investments

14  |  Allspring Income Plus Fund

Notes to consolidated portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

Allspring Income Plus Fund  |  15

Notes to consolidated portfolio of investments—December 31, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund or the Subsidiary and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund or the Subsidiary that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap

16  |  Allspring Income Plus Fund

Notes to consolidated portfolio of investments—December 31, 2022 (unaudited)

agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Income Plus Fund  |  17

Notes to consolidated portfolio of investments—December 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$12,817,458	$0	$12,817,458
Corporate bonds and notes	0	33,702,407	0	33,702,407
Foreign corporate bonds and notes	0	10,679,713	0	10,679,713
Foreign government bonds	0	6,229,477	0	6,229,477
Investment companies	3,032,847	0	0	3,032,847
Loans	0	3,602,361	0	3,602,361
Municipal obligations	0	132,467	0	132,467
Non-agency mortgage-backed securities	0	26,896,199	0	26,896,199
U.S. Treasury securities	35,639,586	0	0	35,639,586
Yankee corporate bonds and notes	0	15,557,517	0	15,557,517
Yankee government bonds	0	3,063,726	0	3,063,726
Short-term investments
Investment companies	10,758,092	0	0	10,758,092
	49,430,525	112,681,325	0	162,111,850
Forward foreign currency contracts	0	23,556	0	23,556
Futures contracts	409,567	0	0	409,567
Total assets	$49,840,092	$112,704,881	$0	$162,544,973
Liabilities
Forward foreign currency contracts	$0	$141,891	$0	$141,891
Futures contracts	84,806	0	0	84,806
Swap contracts	0	333,125	0	333,125
Total liabilities	$84,806	$475,016	$0	$559,822
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of December 31, 2022, $62,870 was segregated as cash collateral for open futures contracts and $1,097,042 was segregated as cash collateral for swap contracts. The Fund also had $960,000 segregated as cash collateral for open forward foreign currency contracts.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

18  |  Allspring Income Plus Fund